GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	$ 1,029,431	$ 852,239
Accumulated impairment loss, balance at the beginning of the period	(48,096)	(48,466)
Net amount of goodwill, balance at the beginning of the period	981,335	803,773
Acquisitions (Note 3)	185,690	175,307
Finalization of purchase accounting	6,945
Currency translation adjustment	(55,440)	2,255
Gross amount of goodwill, balance at the end of the period	1,164,058	1,029,431
Accumulated impairment loss, balance at the end of the period	(45,528)	(48,096)
Net amount of goodwill, balance at the end of the period	1,118,530	981,335
Russia
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	769,958	598,349
Accumulated impairment loss, balance at the beginning of the period	(48,096)	(48,466)
Net amount of goodwill, balance at the beginning of the period	721,862	549,883
Acquisitions (Note 3)	185,690	175,307
Finalization of purchase accounting	6,945
Currency translation adjustment	(46,988)	(3,328)
Gross amount of goodwill, balance at the end of the period	913,037	769,958
Accumulated impairment loss, balance at the end of the period	(45,528)	(48,096)
Net amount of goodwill, balance at the end of the period	867,509	721,862
Ukraine
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	5,327	5,311
Net amount of goodwill, balance at the beginning of the period	5,327	5,311
Currency translation adjustment	(19)	16
Gross amount of goodwill, balance at the end of the period	5,308	5,327
Net amount of goodwill, balance at the end of the period	5,308	5,327
Other
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	254,146	248,579
Net amount of goodwill, balance at the beginning of the period	254,146	248,579
Currency translation adjustment	(8,433)	5,567
Gross amount of goodwill, balance at the end of the period	245,713	254,146
Net amount of goodwill, balance at the end of the period	$ 245,713	$ 254,146